Financial instruments - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of liabilities
Financial liabilities	£ 767,851	£ 740,189
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Derivatives [Member]
Fair value of liabilities
Financial liabilities	£ 102,719	100,835
At fair value
Fair value of liabilities
Financial liabilities	179,183	167,807
At fair value | Derivatives [Member]
Fair value of liabilities
Financial liabilities	102,719	100,835
At fair value | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Financial liabilities	1,237	1,103
At fair value | Level 3
Fair value of liabilities
Financial liabilities	751	609	£ 685	£ 894
Sensitivity favourable	(30)	(30)
Sensitivity unfavourable	(30)	(30)
At fair value | Level 3 | Deposits
Fair value of liabilities
Financial liabilities	1	2
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Financial liabilities	2
At fair value | Level 3 | Short Positions
Fair value of liabilities
Financial liabilities	1	1
At fair value | Level 3 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	747	606
Sensitivity favourable	(30)	(30)
Sensitivity unfavourable	£ (30)	£ (30)